RELATED PARTY TRANSACTIONS - Schedule of Related Party Balances (Details) - Related party - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	$ 515	$ 686
Payables due to related parties and affiliated companies	(826)	(523)
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(74)	(29)
Frontline (Management) Cyprus Limited
Related Party Transaction [Line Items]
Receivables due from related parties and affiliated companies	515	686
Payables due to related parties and affiliated companies	(110)	(48)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(18)	(23)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	(624)	(358)
Front Ocean Management AS
Related Party Transaction [Line Items]
Payables due to related parties and affiliated companies	$ 0	$ (65)